Additional Disclosure	Apr. 24, 2026
Institutional Shares [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Class D Shares [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Class S Shares [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited